Note 7 - Income Taxes	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.	Income taxes

The income tax expenses for three and nine months ended September 30, 2021 is $2,588, compared to income tax expenses of nil for three and nine months ended September 30, 2020. The Company’s effective tax rates were nil and (4.7%) for the nine months ended September 30, 2020 and 2021, respectively. The change in effective tax rate compared to the prior period was mainly because the upfront non-refundable fee received from the Hengrui Collaboration Agreement in September 2021 was taxable upon receipts.

Because the Company and its subsidiaries were in a cumulative loss position, and no future profits forecasted for the foreseeable future as of each of the periods presented, the Company recorded a full valuation allowance against deferred tax assets for all periods presented.

There were no material changes in unrecognized tax benefits and related interest and penalties for the three and nine months ended September 30, 2021. The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly change within the next 12 months.